Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of related party transactions [Line Item]
Cash remuneration	$ 347,686	$ 313,016	$ 333,729
Share-based compensation	269,737	80,702	67,405
Key management personnel compensation	617,423	393,717	401,134
Minco Silver Corp [Member]
Disclosure of related party transactions [Line Item]
Cash remuneration	812,861	757,649	784,608
Share-based compensation	2,109,551	(46,798)	274,632
Key management personnel compensation	$ 2,922,412	$ 710,851	$ 1,059,240